Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net loss attributable to AgeX	$ (11,347,000)	$ (7,759,000)	$ (10,462,000)	$ (8,579,000)
Net loss attributable to noncontrolling interest	(6,000)	(2,000)	(60,000)	(3,000)
Adjustments to reconcile net loss attributable to AgeX to net cash used in operating activities:
Gain on deconsolidation of LifeMap Sciences (Note 3)				(106,000)
Gain on extinguishment of debt (Paycheck Protection Program loan)				(437,000)
Change in fair value of warrants	35,000	220,000	225,000
Amortization of intangible assets	98,000	99,000	132,000	131,000
Amortization of debt issuance costs	5,170,000	2,221,000	3,137,000	1,114,000
Stock-based compensation	145,000	646,000	760,000	999,000
Changes in operating assets and liabilities:
Accounts and grants receivable	(63,000)	24,000	21,000	128,000
Prepaid expenses and other current assets	1,131,000	906,000	896,000	760,000
Interest on convertible note receivable	(379,000)
Accounts payable and accrued liabilities	571,000	(98,000)	144,000	(772,000)
Related party payables, net	(33,000)	110,000	255,000
Insurance premium liability	(1,075,000)	(983,000)	(983,000)	(921,000)
Other current liabilities	5,000	(2,000)	(4,000)	(79,000)
Net cash used in operating activities from continuing operations			(5,939,000)	(7,765,000)
Net cash used in operating activities from discontinued operations (Note 3)				(90,000)
Net cash used in operating activities	(5,748,000)	(4,618,000)	(5,939,000)	(7,855,000)
INVESTING ACTIVITIES:
Proceeds from the sale of LifeMap Sciences (Note 3)				466,000
Partial collection on loan due from LifeMap Sciences				250,000
Net cash provided by investing activities from continuing operations				716,000
Deconsolidation of cash and cash equivalents from discontinued operations (Note 3)				(50,000)
Cash advanced on convertible note receivable	(10,000,000)
Net cash used in investing activities	(10,000,000)			666,000
FINANCING ACTIVITIES:
Drawdown on loan facilities from Juvenescence	15,500,000	4,500,000	6,000,000	7,000,000
Proceeds from the issuance of common stock				496,000
Net cash provided by financing activities from continuing operations			6,000,000	7,496,000
Partial payment on loan due to AgeX from discontinued operations (Note 3)				(250,000)
Net cash provided by financing activities	15,500,000	4,500,000	6,000,000	7,246,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(248,000)	(118,000)	61,000	57,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
At beginning of the period	695,000	634,000	634,000	577,000
At end of the period	447,000	516,000	695,000	634,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for interest	$ 27,000	$ 14,000	14,000	13,000
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES:
Issuance of common stock upon vesting of restricted stock units (Note 8)			8,000	16,000
Issuance of warrants for debt issuance under the 2020 Loan Agreement			178,000	757,000
Issuance of warrants for debt issuance under the Secured Note (Note 6)			4,148,000
Debt refinanced with new debt (Note 5)			$ 7,160,000